Basis of Preparation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful lives by asset category	Useful lives by asset category are as follows: Jack-up rigs 30 years Jack-up rig equipment and machinery 3 to 20 years Long-term maintenance 3 to 5 years